COMMITMENTS AND CONTINGENT LIABILITIES	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
COMMITMENTS AND CONTINGENT LIABILITIES

8. COMMITMENTS AND CONTINGENCIES

Atachbarian

On November 15, 2021, a purported stockholder of the Company commenced an action against the Company and certain of its directors in the U.S. District Court for the District of New Jersey, entitled Atachbarian v. Advaxis, Inc., et al., No. 3:21-cv-20006. The plaintiff alleges that the defendants breached their fiduciary duties and violated Section 14(a) and Rule 20(a) of the Securities Exchange Act of 1934 and Rule 14a-9 promulgated thereunder by allegedly failing to disclose certain matters in its Registration Statement on Form S-4 (Commission File No. 333-259065 (the “Registration Statement”) filed in connection with a proposed merger with Biosight Ltd. (the “Previously Proposed Merger”). On December 15, 2021, pursuant to an understanding reached with the plaintiff, the Company made certain other additional disclosures that mooted the demands asserted in the complaint. On December 17, 2021, the plaintiff filed a notice of voluntary dismissal with prejudice. On February 7, 2022, the Company and the plaintiff reached a settlement agreement, which is recorded in general and administrative expenses in the condensed consolidated statement of operations.

Purported Stockholder Claims Related to Biosight Transaction

Between September 16, 2021, and November 4, 2021, the Company received demand letters on behalf of six purported stockholders of the Company, alleging that the Company failed to disclose certain matters in the Registration Statement, and demanding that the Company disclose such information in a supplemental disclosure filed with the SEC. On October 14, 2021, the Company filed an amendment to the Registration Statement and on November 8, 2021, the Company made certain other additional disclosures that mooted the demands asserted in the above-referenced letters. The six plaintiffs have made settlement demands. On May 20, 2022, the Company and one of the plaintiffs have reached a settlement agreement, which is recorded in general and administrative expenses in the condensed consolidated statement of operations. The Company believes it has adequately accrued for settlements with the other five shareholders, which is recorded in accrued expenses in the condensed consolidated balance sheet.

In addition, the Company received certain additional demands from stockholders asserting that the proxy materials filed by the Company in connection with the Previously Proposed Merger contained alleged material misstatements and/or omissions. Certain stockholders also demanded books and records of the Company pursuant to Delaware law. In response to these demands, the Company agreed to make, and did make, certain supplemental disclosures to the proxy materials. The stockholders have made settlement demands. On July 18, 2022, the Company and the plaintiffs reached settlement agreements, which is recorded in general and administrative expenses in the condensed consolidated statement of operations.

Purported Stockholder Claims Related to Series D Convertible Preferred Stock Offering

On February 17, 2022, the Company received a letter on behalf of purported stockholders of the Company, demanding certain books and records pursuant to Delaware law regarding the proposed issuance of super voting preferred stock. The Company agreed to provide certain books and records to the stockholders and agreed to make, and did make, a supplemental disclosure to the proxy materials. The stockholders have made settlement demands. On July 18, 2022, the Company and the plaintiffs reached settlement agreements, which is recorded in general and administrative expenses in the condensed consolidated statement of operations.

11. CONTINGENCIES

Legal Proceedings

Atachbarian

On November 15, 2021, a purported stockholder of the Company commenced an action against the Company and certain of its directors in the U.S. District Court for the District of New Jersey, entitled Atachbarian v. Advaxis, Inc., et al., No. 3:21-cv-20006. The plaintiff alleges that the defendants breached their fiduciary duties and violated Section 14(a) and Rule 20(a) of the Securities Exchange Act of 1934 and Rule 14A-9 promulgated thereunder by allegedly failing to disclose certain matters in the Registration Statement. On December 15, 2021, pursuant to an understanding reached with the plaintiff, the Company filed a Form 8-K with the SEC in which it made certain other additional disclosures that mooted the demands asserted in the complaint. On December 17, 2021, the plaintiff filed a notice of voluntary dismissal with prejudice. On February 7, 2022, the Company reached a settlement agreement, which is recorded in general and administrative expenses in the consolidated income statement.

Purported Stockholder Claims Related to Biosight Transaction

Between September 16, 2021, and November 4, 2021, the Company received demand letters on behalf of six purported stockholders of the Company, alleging that the Company failed to disclose certain matters in the Registration Statement, and demanding that the Company disclose such information in a supplemental disclosure filed with the SEC. On October 14, 2021, the Company filed an Amendment to the Registration Statement and on November 8, 2021, the Company filed a Form 8-K with the SEC in which it made certain other additional disclosures that mooted the demands asserted in the above-referenced letters. The six plaintiffs have made a settlement demand. The Company believes it has adequately accrued for a settlement, which is recorded in general and administrative expenses in the consolidated income statement.

In addition, the Company received certain additional demands from stockholders asserting that the proxy materials filed by the Company in connection with the Merger contained alleged material misstatements and/or omissions in violation of federal law. In response to these demands, the Company agreed to make, and did make, certain supplemental disclosures to the proxy materials. At this time, the Company is unable to predict the likelihood of an unfavorable outcome.

Stendhal

On September 19, 2018, Stendhal filed a Demand for Arbitration before the International Centre for Dispute Resolution (Case No. 01-18-0003-5013) relating to the Co-development and Commercialization Agreement with Especificos Stendhal SA de CV (the “Stendhal Agreement”). In the demand, Stendhal alleged that (i) the Company breached the Stendhal Agreement when it made certain statements regarding its AIM2CERV program, (ii) that Stendhal was subsequently entitled to terminate the Agreement for cause, which it did so at the time and (iii) that the Company owes Stendhal damages pursuant to the terms of the Stendhal Agreement. Stendhal is seeking to recover $3 million paid to the Company in 2017 as support payments for the AIM2CERV clinical trial along with approximately $0.3 million in expenses incurred. Stendhal is also seeking fees associated with the arbitration and interest. The Company has answered Stendhal’s Demand for Arbitration and denied that it breached the Stendhal Agreement. The Company also alleges that Stendhal breached its obligations to the Company by, among other things, failing to make support payments that became due in 2018 and that Stendhal therefore owes the Company $3 million. Advaxis is also seeking fees associated with the arbitration and interest.

From October 21-23, 2019, an evidentiary hearing for the arbitration was conducted. On April 1, 2020, the Arbitrator issued a final award denying Stendhal’s claim in full. The Arbitrator found that the Company had not repudiated the Agreement and did not owe Stendhal damages, fees, or interest associated with the arbitration. The Arbitrator also denied the Company’s claim that Stendhal breached its obligations to the Company. The parties were ordered to bear their own attorneys’ fees and evenly split administrative fees and expenses for the arbitration.

Ayala Pharmaceuticals Inc [Member]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 4—COMMITMENTS AND CONTINGENT

Liabilities Lease

In January 2019, the Subsidiary signed a new lease agreement. The term of the lease is for 63 months and includes an option to extend the lease for an additional 60 months. As part of the agreement, the lessor also provided the Company with finance in in the amount of approximately $0.5 million paid in arrears for of leasehold improvements. The financing was recorded as a Long-Term Rent Liability. In September 2020, the Company signed a new lease agreement. The term of the lease is for 30 months. The minimum rental payments under operating leases as of September 30, 2022, are as follows (in thousands):

Year ended December 31,

2022	103
2023	409
2024	145
$657

The Subsidiary obtained a bank guarantee in the amount of approximately $0.2 million for its new office lease agreement.

Asset Transfer and License Agreement with Bristol-Myers Squibb Company.

In November 2017, the Company entered into a license agreement, or the BMS License Agreement, with Bristol-Myers Squibb Company, or BMS, under which BMS granted the Company a worldwide, non-transferable, exclusive, sublicensable license under certain patent rights and know-how controlled by BMS to research, discover, develop, make, have made, use, sell, offer to sell, export, import and commercialize AL101 and AL102, or the BMS Licensed Compounds, and products containing AL101 or AL102, or the BMS Licensed Products, for all uses including the prevention, treatment or control of any human or animal disease, disorder or condition.

Under the BMS License Agreement, the Company is obligated to use commercially reasonable efforts to develop at least one BMS Licensed Product. The Company has sole responsibility for, and bear the cost of, conducting research and development and preparing all regulatory filings and related submissions with respect to the BMS Licensed Compounds and/or BMS Licensed Products. BMS has assigned and transferred all INDs for the BMS Licensed Compounds to the Company. The Company is also required to use commercially reasonable efforts to obtain regulatory approvals in certain major market countries for at least one BMS Licensed Product, as well as to affect the first commercial sale of and commercialize each BMS Licensed Product after obtaining such regulatory approval. The Company has sole responsibility for, and bear the cost of, commercializing BMS Licensed Products. For a limited period of time, the Company may not, engage directly or indirectly in the clinical development or commercialization of a Notch inhibitor molecule that is not a BMS Licensed Compound.

AYALA PHARMACEUTICALS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

NOTE 4—COMMITMENTS AND CONTINGENT (continued):

The Company is required to pay BMS payments upon the achievement of certain development or regulatory milestone events of up to $95 million in the aggregate with respect to the first BMS Licensed Compound to achieve each such event and up to $47 million in the aggregate with respect to each additional BMS Licensed Compound to achieve each such event. The Company is also obligated to pay BMS payments of up to $50 million in the aggregate for each BMS Licensed Product that achieves certain sales-based milestone events and tiered royalties on net sales of each BMS Licensed Product by the Company or its affiliates or sublicensees at rates ranging from a high single-digit to low teen percentage, depending on the total annual worldwide net sales of each such Licensed Product. If the Company sublicenses or assigns any rights to the licensed patents, the BMS Licensed Compounds and/or the BMS Licensed Products, the Company is required to share with BMS a portion of all consideration received from such sublicense or assignment, ranging from a mid-teen to mid-double-digit percentage, depending on the development stage of the most advanced BMS Licensed Compound or BMS Licensed Product that is subject to the applicable sublicense or assignment, but such portion may be reduced based on the milestone or royalty payments that are payable by the Company to BMS under the BMS License Agreement.

The Company accounted for the acquisition of the rights granted by BMS as an asset acquisition because it did not meet the definition of a business. The Company recorded the total consideration transferred and value of shares issued to BMS as research and development expense in the consolidated statement of operations as incurred since the acquired the rights granted by BMS represented in-process research and development and had no alternative future use.

The Company accounts for contingent consideration payable upon achievement of sales milestones in such asset acquisitions when the underlying contingency is resolved.

The BMS License Agreement remains in effect, on a country-by-country and BMS Licensed Product-by-BMS Licensed Product basis, until the expiration of royalty obligations with respect to a given BMS Licensed Product in the applicable country. Royalties are paid on a country-by-country and BMS Licensed Product-by-BMS Licensed Product basis from the first commercial sale of a particular BMS Licensed Product in a country until the latest of 10 years after the first commercial sale of such BMS Licensed Product in such country, (b) when such BMS Licensed Product is no longer covered by a valid claim in the licensed patent rights in such country, or (c) the expiration of any regulatory or marketing exclusivity for such BMS Licensed Product in such country. Any inventions, and related patent rights, invented solely by either party pursuant to activities conducted under the BMS License Agreement shall be solely owned by such party, and any inventions, and related patent rights, conceived of jointly by the Company and BMS pursuant to activities conducted under the BMS License Agreement shall be jointly owned by the Company and BMS, with BMS’s rights thereto included in the Company’s exclusive license. The Company has the first right—with reasonable consultation with, or participation by, BMS—to prepare, prosecute, maintain and enforce the licensed patents, at the Company’s expense.

BMS has the right to terminate the BMS License Agreement in its entirety upon written notice to the Company (a) for insolvency-related events involving the Company, (b) for the Company’s material breach of the BMS License Agreement if such breach remains uncured for a defined period of time, for the Company’s failure to fulfill its obligations to develop or commercialize the BMS Licensed Compounds and/or BMS Licensed Products not remedied within a defined period of time following written notice by BMS, or (d) if the Company or its affiliates commence any action challenging the validity, scope, enforceability or patentability of any of the licensed patent rights. The Company has the right to terminate the BMS License Agreement (a) for convenience upon prior written notice to BMS, the length of notice dependent on whether a BMS Licensed Project has received regulatory approval, (b) upon immediate written notice to BMS for insolvency-related events involving BMS, (c) for BMS’s material breach of the BMS License Agreement if such breach remains uncured for a defined period of time, or (d) on a BMS Licensed Compound-by-BMS Licensed Compound and/or BMS Licensed Product-by-BMS Licensed Product basis upon immediate written notice to BMS if the Company reasonably determine that there are unexpected safety and public health issues relating to the applicable BMS Licensed Compounds and/or BMS Licensed Products.

Upon termination of the BMS License Agreement in its entirety by the Company for convenience or by BMS, the Company grants an exclusive, non-transferable, sublicensable, worldwide license to BMS under certain of its patent rights that are necessary to develop, manufacture or commercialize BMS Licensed Compounds or BMS Licensed Products. In exchange for such license, BMS must pay the Company a low single-digit percentage royalty on net sales of the BMS Licensed Compounds and/or BMS Licensed Products by it or its affiliates, licensees or sublicensees, provided that the termination occurred after a specified developmental milestone for such BMS Licensed Compounds and/ or BMS Licensed Products.

Option and License Agreement with Novartis International Pharmaceutical Ltd.

In December 2018, the Company entered into an evaluation, option and license agreement, or the Novartis Option Agreement, with Novartis International Pharmaceutical Limited, or Novartis, pursuant to which Novartis agreed to conduct certain studies to evaluate AL102 in combination with its B-cell maturation antigen, or BCMA, therapies in multiple myeloma, and the Company agreed to supply AL102 for such studies. All supply and development costs associated with such evaluation studies were fully borne by Novartis.

AYALA PHARMACEUTICALS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

NOTE 4—COMMITMENTS AND CONTINGENT (continued):

Under the Novartis Option Agreement, the Company granted Novartis an exclusive option to obtain an exclusive (including as to the Company and its affiliates), sublicensable (subject to certain terms and conditions), worldwide license and sublicense (as applicable) under certain patent rights and know-how controlled by the Company (including applicable patent rights and know-how that are licensed from BMS pursuant to the BMS License Agreement) to research, develop, manufacture (subject to the Company’s non-exclusive right to manufacture and supply AL102 or the Novartis Licensed Product for Novartis) and commercialize AL102 or any pharmaceutical product containing AL102 as the sole active ingredient, or the Novartis Licensed Product, for the diagnosis, prophylaxis, treatment, or prevention of multiple myeloma in humans. The Company also granted Novartis the right of first negotiation for the license rights to conduct development or commercialization activities with respect to the use of AL102 for indications other than multiple myeloma. Additionally, from the exercise by Novartis of its option until the termination of the Novartis Option Agreement, the Company was not able to, either itself or through its affiliates or any other third parties, directly or indirectly research, develop or commercialize certain BCMA-related compounds for the treatment of multiple myeloma.

According to the agreement, Novartis was obligated to pay the Company a low eight figure option exercise fee in order to exercise its option and activate its license, upon which the Company would have been eligible to receive development, regulatory and commercial milestone payments of up to $245 million in the aggregate and tiered royalties on net sales of Novartis Licensed Products by Novartis or its affiliates or sublicensees at rates ranging from a mid-single-digit to low double-digit percentage, depending on the total annual worldwide net sales of Novartis Licensed Products. Royalties were paid on a country-by-country and Novartis Licensed Product-by-Novartis Licensed Product basis from the first commercial sale of a particular Novartis Licensed Product in a country until the latest of (a) 10 years after the first commercial sale of such Novartis Licensed Product in such country, (b) when such Novartis Licensed Product is no longer covered by a valid claim in the licensed patent rights in such country, or (c) the expiration of any regulatory or marketing exclusivity for such Novartis Licensed Product in such country. Contemporaneously with the Novartis Option Agreement, the Company entered into a stock purchase agreement and associated investment agreements, or the SPA, with Novartis’ affiliate, Novartis Institutes for BioMedical Research, Inc., or NIBRI, pursuant to which NIBRI acquired a $10 million equity stake in the Company.

Novartis owned any inventions, and related patent rights, invented solely by it or jointly with the Company in connection with activities conducted pursuant to the Novartis Option Agreement. The Company maintain first right to prosecute and maintain any patents licensed to Novartis, both before and after its exercise of its option. The Company maintained the first right to defend and enforce its patents prior to Novartis’s exercise of its option, upon which Novartis gains such right with respect to patents included in the license.

The option granted to Novartis will remain in effect until the earlier of (a) 60 days following the last visit of the last subject in the evaluation studies, the termination of the Novartis Option Agreement, or (c) 36 months following the delivery by the Company to Novartis of sufficient amounts of clinical evaluation materials to conduct the anticipated clinical studies. The Novartis Option Agreement remains in effect until such time as no Novartis Licensed Product is being developed or commercialized by Novartis, its affiliates, or sublicensees (including distributors or commercial partners), unless terminated earlier. The Company has the right to terminate the Novartis Option Agreement (a) for Novartis’s material breach if such breach remains uncured for 60 days (such cure period shall be extended for an additional period during which Novartis is making good faith efforts to cure such breach) or (b) for Novartis’s failure to use commercially reasonable efforts to develop or commercialize AL102 and/or the Novartis Licensed Product not remedied within four months following written notice to Novartis. Novartis has the right to terminate the Novartis Option Agreement (a) in its entirety or on a country-by-country basis for convenience, upon 60 days written notice to us, (b) for Company’s material breach if such breach remains uncured for 60 days (such cure period shall be extended for an additional period during which Novartis is making good faith efforts to cure such breach) or (c) upon immediate written notice to the Company for insolvency-related events involving the Company. On June 2, 2022, Novartis informed the Company that Novartis does not intend to exercise its option to obtain an exclusive license for AL102, thereby terminating the agreement.

AYALA PHARMACEUTICALS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

5. Commitments and Contingent Liabilities Lease

The Subsidiary rents its facilities under an operating lease agreement, which expired in November 2019.

In January 2019, the Company signed a new lease agreement. The term of the lease is for 63 months and includes an option to extend the lease for an additional 60 months. As part of the agreement, the lessor also provided the Company with finance in in the amount of approximately $0.5 million paid in arrears for of leasehold improvements. The financing was recorded as a Long-Term Rent Liability. The minimum rental payments under operating leases as of December 31, 2021, are as follows (in thousands):

Year ended December 31,	(in thousands)
2022	360
2023	360
2024	120
$840

The Subsidiary obtained a bank guarantee in the amount of approximately $0.2 million for its new office lease agreement.

The subsidiary leasing expense for the years ended December 2021 and 2020 was $0.3 million and $0.3 million, respectively.

Asset Transfer and License Agreement with Bristol-Myers Squibb Company.

In November 2017, the Company entered into a license agreement, or the BMS License Agreement, with Bristol-Myers Squibb Company, or BMS, under which BMS granted the Company a worldwide, non-transferable, exclusive, sublicensable license under certain patent rights and know-how controlled by BMS to research, discover, develop, make, have made, use, sell, offer to sell, export, import and commercialize AL101 and AL102, or the BMS Licensed Compounds, and products containing AL101 or AL102, or the BMS Licensed Products, for all uses including the prevention, treatment or control of any human or animal disease, disorder or condition.

Under the BMS License Agreement, the Company is obligated to use commercially reasonable efforts to develop at least one BMS Licensed Product. The Company has sole responsibility for, and bear the cost of, conducting research and development and preparing all regulatory filings and related submissions with respect to the BMS Licensed Compounds and/or BMS Licensed Products. BMS has assigned and transferred all INDs for the BMS Licensed Compounds to the Company. The Company is also required to use commercially reasonable efforts to obtain regulatory approvals in certain major market countries for at least one BMS Licensed Product, as well as to effect the first commercial sale of and commercialize each BMS Licensed Product after obtaining such regulatory approval. The Company has sole responsibility for, and bear the cost of, commercializing BMS Licensed Products. For a limited period of time, the Company may not, engage directly or indirectly in the clinical development or commercialization of a Notch inhibitor molecule that is not a BMS Licensed Compound.

As consideration of the rights granted by BMS to the Company under the BMS License Agreement, the Company paid BMS a payment of $6 million and issued to BMS 1,125,929 shares of Series A Preferred Stock valued at approximately $7.3 million. The payment and transfer of intellectual property occurred in November 2017 at the time the BMS License Agreement was executed (the “Effective Date”).

The Company is required to pay BMS payments upon the achievement of certain development or regulatory milestone events of up to $95 million in the aggregate with respect to the first BMS Licensed Compound to achieve each such event and up to $47 million in the aggregate with respect to each additional BMS Licensed Compound to achieve each such event. The Company is also obligated to pay BMS payments of up to $50 million in the aggregate for each BMS Licensed Product that achieves certain sales-based milestone events and tiered royalties on net sales of each BMS Licensed Product by the Company or its affiliates or sublicensees at rates ranging from a high single-digit to low teen percentage, depending on the total annual worldwide net sales of each such Licensed Product. If the Company sublicenses or assigns any rights to the licensed patents, the BMS Licensed Compounds and/or the BMS Licensed Products, the Company is required to share with BMS a portion of all consideration received from such sublicense or assignment, ranging from a mid-teen to mid-double-digit percentage, depending on the development stage of the most advanced BMS Licensed Compound or BMS Licensed Product that is subject to the applicable sublicense or assignment, but such portion may be reduced based on the milestone or royalty payments that are payable by the Company to BMS under the BMS License Agreement.

Under the terms of the BMS Agreement, the Company was obligated to issue to BMS additional shares of preferred stock as would be required for BMS to maintain its 8% equity ownership in Company, subject to certain exceptions. This right terminated upon the closing of the sale of the Company’s Series B Preferred Stock. The Company estimates the fair value of this anti-dilution commitment using the probability weighted expected return method (“PWERM”). At the date of BMS Agreement, the Company recorded liability associated with the anti-dilution right in the amount of approximately $0.5 million, according to its fair value. For the year ended December 31, 2018, the Company recorded an income of approximately $0.5 million for the reassessment of the liability, within financial income, net, in the consolidated statement of operations.

The Company accounted for the acquisition of the rights granted by BMS as an asset acquisition because it did not meet the definition of a business. The Company recorded the total consideration transferred and value of shares issued to BMS as research and development expense in the consolidated statement of operations as incurred since the acquired the rights granted by BMS represented in-process research and development and had no alternative future use.

The Company accounts for contingent consideration payable upon achievement of sales milestones in such asset acquisitions when the underlying contingency is resolved.

The BMS License Agreement remains in effect, on a country-by-country and BMS Licensed Product-by-BMS Licensed Product basis, until the expiration of royalty obligations with respect to a given BMS Licensed Product in the applicable country. Royalties are paid on a country-by-country and BMS Licensed Product-by-BMS Licensed Product basis from the first commercial sale of a particular BMS Licensed Product in a country until the latest of

10 years after the first commercial sale of such BMS Licensed Product in such country, (b) when such BMS Licensed Product is no longer covered by a valid claim in the licensed patent rights in such country, or (c) the expiration of any regulatory or marketing exclusivity for such BMS Licensed Product in such country. Any inventions, and related patent rights, invented solely by either party pursuant to activities conducted under the BMS License Agreement shall be solely owned by such party, and any inventions, and related patent rights, conceived of jointly by the Company and BMS pursuant to activities conducted under the BMS License Agreement shall be jointly owned by the Company and BMS, with BMS’s rights thereto included in the Company’s exclusive license. The Company has the first right—with reasonable consultation with, or participation by, BMS—to prepare, prosecute, maintain and enforce the licensed patents, at the Company’s expense.

BMS has the right to terminate the BMS License Agreement in its entirety upon written notice to the Company (a) for insolvency-related events involving the Company, (b) for the Company’s material breach of the BMS License Agreement if such breach remains uncured for a defined period of time, for the Company’s failure to fulfill its obligations to develop or commercialize the BMS Licensed Compounds and/or BMS Licensed Products not remedied within a defined period of time following written notice by BMS, or (d) if the Company or its affiliates commence any action challenging the validity, scope, enforceability or patentability of any of the licensed patent rights. The Company has the right to terminate the BMS License Agreement for convenience upon prior written notice to BMS, the length of notice dependent on whether a BMS Licensed Project has received regulatory approval, (b) upon immediate written notice to BMS for insolvency-related events involving BMS, (c) for BMS’s material breach of the BMS License Agreement if such breach remains uncured for a defined period of time, or (d) on a BMS Licensed Compound-by-BMS Licensed Compound and/or BMS Licensed Product-by-BMS Licensed Product basis upon immediate written notice to BMS if the Company reasonably determine that there are unexpected safety and public health issues relating to the applicable BMS Licensed Compounds and/or BMS Licensed Products.

Upon termination of the BMS License Agreement in its entirety by the Company for convenience or by BMS, the Company grants an exclusive, non-transferable, sublicensable, worldwide license to BMS under certain of its patent rights that are necessary to develop, manufacture or commercialize BMS Licensed Compounds or BMS Licensed Products. In exchange for such license, BMS must pay the Company a low single-digit percentage royalty on net sales of the BMS Licensed Compounds and/or BMS Licensed Products by it or its affiliates, licensees or sublicensees, provided that the termination occurred after a specified developmental milestone for such BMS Licensed Compounds and/ or BMS Licensed Products.

Option and License Agreement with Novartis International Pharmaceutical Ltd.

In December 2018, the Company entered into an evaluation, option and license agreement, or the Novartis Option Agreement, with Novartis International Pharmaceutical Limited, or Novartis, pursuant to which Novartis agreed to conduct certain studies to evaluate AL102 in combination with its B-cell maturation antigen, or BCMA, therapies in multiple myeloma, and the Company agreed to supply AL102 for such studies. All supply and development costs associated with such evaluation studies are fully borne by Novartis.

Under the Novartis Option Agreement, the Company granted Novartis an exclusive option to obtain an exclusive (including as to the Company and its affiliates), sublicensable (subject to certain terms and conditions), worldwide license and sublicense (as applicable) under certain patent rights and know-how controlled by the Company (including applicable patent rights and know-how that are licensed from BMS pursuant to the BMS License Agreement) to research, develop, manufacture (subject to the Company’s non-exclusive right to manufacture and supply AL102 or the Novartis Licensed Product for Novartis) and commercialize AL102 or any pharmaceutical product containing AL102 as the sole active ingredient, or the Novartis Licensed Product, for the diagnosis, prophylaxis, treatment, or prevention of multiple myeloma in humans. The Company also granted Novartis the right of first negotiation for the license rights to conduct development or commercialization activities with respect to the use of AL102 for indications other than multiple myeloma. Additionally, from the exercise by Novartis of its option until the termination of the Novartis Option Agreement, the Company may not, either itself or through its affiliates or any other third parties, directly or indirectly research, develop or commercialize certain BCMA-related compounds for the treatment of multiple myeloma.

According to the agreement, Novartis shall pay the Company a low eight figure option exercise fee in order to exercise its option and activate its license, upon which the Company will be eligible to receive development, regulatory and commercial milestone payments of up to $245 million in the aggregate and tiered royalties on net sales of Novartis Licensed Products by Novartis or its affiliates or sublicensees at rates ranging from a mid-single-digit to low double-digit percentage, depending on the total annual worldwide net sales of Novartis Licensed Products. Royalties will be paid on a country-by-country and Novartis Licensed Product-by-Novartis

Licensed Product basis from the first commercial sale of a particular Novartis Licensed Product in a country until the latest of (a) 10 years after the first commercial sale of such Novartis Licensed Product in such country, (b) when such Novartis Licensed Product is no longer covered by a valid claim in the licensed patent rights in such country, or (c) the expiration of any regulatory or marketing exclusivity for such Novartis Licensed Product in such country. Contemporaneously with the Novartis Option Agreement, the Company entered into a stock purchase agreement and associated investment agreements, or the SPA, with Novartis’ affiliate, Novartis Institutes for BioMedical Research, Inc., or NIBRI, pursuant to which NIBRI acquired a $10 million equity stake in the Company.

Novartis shall own any inventions, and related patent rights, invented solely by it or jointly with the Company in connection with activities conducted pursuant to the Novartis Option Agreement. The Company will maintain first right to prosecute and maintain any patents licensed to Novartis, both before and after its exercise of its option. The Company maintain the first right to defend and enforce its patents prior to Novartis’s exercise of its option, upon which Novartis gains such right with respect to patents included in the license.

The option granted to Novartis will remain in effect until the earlier of (a) 60 days following the last visit of the last subject in the evaluation studies, the termination of the Novartis Option Agreement, or (c) 36 months following the delivery by the Company to Novartis of sufficient amounts of clinical evaluation materials to conduct the anticipated clinical studies. The Novartis Option Agreement remains in effect until such time as no Novartis Licensed Product is being developed or commercialized by Novartis, its affiliates, or sublicensees (including distributors or commercial partners), unless terminated earlier. The Company has the right to terminate the Novartis Option Agreement (a) for Novartis’s material breach if such breach remains uncured for 60 days (such cure period shall be extended for an additional period during which Novartis is making good faith efforts to cure such breach) or (b) for Novartis’s failure to use commercially reasonable efforts to develop or commercialize AL102 and/or the Novartis Licensed Product not remedied within four months following written notice to Novartis. Novartis has the right to terminate the Novartis Option Agreement (a) in its entirety or on a country-by-country basis for convenience, upon 60 days written notice to us, (b) for Company’s material breach if such breach remains uncured for 60 days (such cure period shall be extended for an additional period during which Novartis is making good faith efforts to cure such breach) or (c) upon immediate written notice to the Company for insolvency-related events involving the Company.